Property and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance	[1]	$ 51,656
Disposals		300	$ 1,600
Closing balance		81,459	51,656	[1]
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		86,858	98,266
Additions		43,477	34,200
Disposals		7,371	45,616
Effect of change in exchange rates		85	8
Closing balance		123,049	86,858
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		(35,202)	(57,093)
Disposals		7,071	44,031
Effect of change in exchange rates		(12)	17
Depreciation expense		(13,447)	(22,157)
Closing balance		(41,590)	(35,202)
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		2,160
Closing balance		4,199	2,160
Equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		5,224	3,895
Additions		3,460	1,651
Disposals		829	320
Effect of change in exchange rates		2	(2)
Closing balance		7,857	5,224
Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		(3,064)	(2,121)
Disposals		741	272
Effect of change in exchange rates		1	(1)
Depreciation expense		(1,336)	(1,214)
Closing balance		(3,658)	(3,064)
Computer Hardware and Software
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		2,317
Closing balance		2,740	2,317
Computer Hardware and Software | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		9,147	53,448
Additions		1,911	247
Disposals		514	44,545
Effect of change in exchange rates		4	(3)
Closing balance		10,548	9,147
Computer Hardware and Software | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		(6,830)	(38,336)
Disposals		498	43,048
Effect of change in exchange rates		0	1
Depreciation expense		(1,476)	(11,543)
Closing balance		(7,808)	(6,830)
Furniture and Fittings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		7,136
Closing balance		9,178	7,136
Furniture and Fittings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		11,031	7,083
Additions		4,268	4,023
Disposals		689	83
Effect of change in exchange rates		(4)	8
Closing balance		14,606	11,031
Furniture and Fittings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		(3,895)	(2,449)
Disposals		493	43
Effect of change in exchange rates		5	(4)
Depreciation expense		(2,031)	(1,485)
Closing balance		(5,428)	(3,895)
Leasehold Improvements and Other
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		40,043
Closing balance		65,342	40,043
Leasehold Improvements and Other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		61,456	33,840
Additions		33,838	28,279
Disposals		5,339	668
Effect of change in exchange rates		83	5
Closing balance		90,038	61,456
Leasehold Improvements and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance		(21,413)	(14,187)
Disposals		5,339	668
Effect of change in exchange rates		(18)	21
Depreciation expense		(8,604)	(7,915)
Closing balance		$ (24,696)	$ (21,413)

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.